Convertible Notes Payable (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Convertible Notes Payable Details 1
Interest on judgment payable	$ 13,141
Interest on convertible notes	52,720	21,172
Interest on related party loans	2,400	1,170
Amortization of derivative discounts	551,149	578
Amortization of beneficial conversion feature	79,451	10,272
Amortization of OID	81,648	117,500
Amortization of loan origination costs	36,914	14,384
Amortization of warrants		32,973
Total interest expense	$ 817,423	$ 198,049